Basis of Presentation and Summary of Material Accounting Policies - Real estate held for sale, Investment property (Details) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2019 EUR (€)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Real estate for sale included in principal amount of sale					€ 25,000
Bonds Payable.
Basis of Presentation and Summary of Significant Accounting Policies
Notional amount	€ 25,000	$ 36,565	€ 25,000	$ 36,145		€ 25,000	$ 36,511
Bonds Payable. | Merkanti Holding plc
Basis of Presentation and Summary of Significant Accounting Policies
Notional amount					€ 25,000